CONVERTIBLE NOTES - Net Carrying Value at Date of Issuance (Details)						1 Months Ended		12 Months Ended
	Feb. 21, 2020 USD ($)	Jan. 01, 2020 USD ($)	Sep. 26, 2019 USD ($) subsidiary	Nov. 24, 2015 USD ($)	Nov. 24, 2015 USD ($)	Feb. 29, 2020 CNY (¥) subsidiary	Sep. 30, 2019 subsidiary	Dec. 31, 2019 USD ($) tranche $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥) tranche	Sep. 26, 2019 CNY (¥)	Nov. 24, 2015 CNY (¥)
Debt Instrument [Line Items]
Number of subsidiaries disposed off | subsidiary							3
Remaining outstanding balance of convertible notes								$ 59,485,752		¥ 375,257,140			$ 501,583	¥ 3,543,737	¥ 414,127,908
Beneficial conversion feature				$ 8,100,000	$ 8,100,000
Subsequent Event
Debt Instrument [Line Items]
Number of subsidiaries disposed off | subsidiary						3
The9 Computer, C9I Shanghai and Shanghai Kaie
Debt Instrument [Line Items]
Number of subsidiaries disposed off | subsidiary			3
Total consideration			$ 70,800,000													¥ 493,000,000
The9 Computer, C9I Shanghai and Shanghai Kaie | Held for sale
Debt Instrument [Line Items]
Total consideration			$ 70,800,000													¥ 493,000,000
The9 Computer, C9I Shanghai and Shanghai Kaie | Held for sale | Subsequent Event
Debt Instrument [Line Items]
Total consideration | ¥						¥ 443,700,000
12% Convertible Senior Notes Due 2018
Debt Instrument [Line Items]
Principal amount				$ 40,050,000	$ 40,050,000
Notes due date					2018
Notes extension				2 years	2 years
Interest rate (as a percent)				12.00%	12.00%												12.00%
Total net book value as secured notes | ¥																	¥ 14,100,000
Convertible shares of Group's ADS												11,695,513
Beneficial conversion feature				$ 8,112,556	$ 8,112,556
Carrying amount of convertible notes and interest payable								59,500,000		375,300,000					¥ 414,100,000
Interest expense recognized related to convertible note								$ 4,800,000	¥ 33,200,000	¥ 98,300,000	¥ 77,000,000
Number of tranches | tranche								3							3
Adjustment to conversion price | $ / shares								$ 0
12% Convertible Senior Notes Due 2018 | Subsequent Event
Debt Instrument [Line Items]
Repayment of convertible notes	$ 4,800,000	$ 4,800,000
Remaining outstanding balance of convertible notes	$ 55,500,000	$ 55,500,000